Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments
Schedule of financial investments

The Company’s financial investments with original or acquired maturities longer than three months, but that mature in less than one year from the statement of financial condition date are classified as current assets and are summarized as follows (in millions):

	December 31, 2015
	Cost basis	Unrealized gains	Unrealized losses	Fair value
Available-for-sale:
U.S. Treasury securities	$47.2	$—	$—	$47.2
Total financial investments	$47.2	$—	$—	$47.2

	December 31, 2014
	Cost basis	Unrealized gains	Unrealized losses	Fair value
Available-for-sale:
U.S. Treasury securities	$61.4	$—	$—	$61.4
Total financial investments	$61.4	$—	$—	$61.4